Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Abstract]
Estimated Useful Life of Assets
The Company records amortization using the straight-line method over the estimated useful lives of the capital assets as follow:

a) Computer Equipment	3 years
b) Furniture and Fixtures	3 - 5 years
c) Leasehold Improvements	Term of the lease